Other liabilities	12 Months Ended
Dec. 31, 2021
Other liabilities.
Other liabilities

16. Other liabilities

	Balance as of						Balance as of
	January 1,		Increase for				December 31,
	2021		the year		Payments		2021
Aircraft and engine lease return obligation (Note 1q and 2i)	Ps.	2,504,484	Ps.	1,422,133	Ps.	(38,828)	Ps.	3,887,789
Guarantee deposit (Note 1j)		250,000		—		(250,000)		—
Employee profit sharing (Note 17)		14,417		262,667		(15,969)		261,115
	Ps.	2,768,901	Ps.	1,684,800	Ps.	(304,797)	Ps.	4,148,904

Current maturities							Ps.	712,903
Non-current							Ps.	3,436,001

	Balance as of						Balance as of
	January 1,		Increase for				December 31,
	2020		the year		Payments		2020
Aircraft and engine lease return obligation (Note 1q and 2i)	Ps.	1,852,688	Ps.	2,126,401	Ps.	(1,474,605)	Ps.	2,504,484
Guarantee deposit (Note 1j)		—		250,000		—		250,000
Employee profit sharing (Note 17)		24,097		20,810		(30,490)		14,417
	Ps.	1,876,785	Ps.	2,397,211	Ps.	(1,505,095)	Ps.	2,768,901

Current maturities							Ps.	101,218
Non-current							Ps.	2,667,683

During the years ended December 31, 2021 and 2020 no cancellations or write-offs related to these liabilities were recorded. Since 2012, the Company holds a cobrand credit card agreement with Banco Invex, S.A., Institución de Banca Múltiple, Invex, Grupo Financiero Invex “Invex”. Through this agreement, Invex pays certain commissions to Volaris related to the cobrand credit card and Invex’s clients receive vouchers to be redeemed in different Volaris services under certain conditions. A portion of the voucher cost is paid by Volaris and the remaining amount by Invex. During the years ended December 31, 2021 and December 31, 2020, Invex prepaid certain commissions to Volaris, which were recorder in guarantee deposit as part of other liabilities.